Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives

Property and equipment, net consisted of the following:

	June 30, 2025	December 31, 2024
Transportation equipment	$303,458	$329,416
Office furniture and equipment	3,216	3,216
Leasehold improvements	2,407	2,328
Construction in progress	236	236
Deposits on transportation equipment	17,269	14,165
	326,586	349,361
Less: Accumulated depreciation	(93,805)	(89,487)
Property and equipment, net	$232,781	$259,874
Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Transportation equipment	5-20 years
Office furniture and equipment	3-10 years
Leasehold improvements	Shorter of remaining lease term or useful life

Property and equipment, net consisted of the following:

	December 31, 2024	December 31, 2023
Transportation equipment	$329,416	$311,584
Office furniture and equipment	3,216	3,131
Leasehold improvements	2,328	2,306
Construction in progress	236	147
Deposits on transportation equipment	14,165	23,923
	349,361	341,091
Less: Accumulated depreciation	(89,487)	(87,115)
Property and equipment, net	$259,874	$253,976

Schedule of Aircraft Held for Sale	The following table summarizes the Company's held for sale activity during the six months ended June 30, 2025:

Six Months Ended June 30,
2025
Aircraft held for sale as of December 31, 2024	$11,871
Aircraft held for sale sold	(3,650)
Aircraft reclassified to held for sale	605
Impairment gain (loss) due to fair value adjustments	(197)
Aircraft held for sale as of June 30, 2025	$8,629
The following table summarizes the Company's held for sale activity during year ended December 31, 2024:

Year Ended December 31, 2024
Aircraft held for sale as of December 31, 2023	$—
Aircraft sold	(27,327)
Aircraft reclassified to held for sale	42,960
Less: Impairment loss due to fair value adjustments	3,762
Aircraft held for sale as of December 31, 2024	$11,871